Derivative liabilities - Changes in deferred stock units (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Amount
Stock-based compensation expense	$ 3,807,773	$ 5,349,201	$ 4,555,476
Changes in fair value of derivative liabilities	(18,920,428)	$ 32,935,132
Deferred Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reclassification to liability	$ 152,165
Number of units issued	51,468
Vesting period	1 year
Number of DSU
Reclassification to liability	44,623
DSUs exercised | EquityInstruments	(11,510)
Issuance	51,468
Balance at the end	84,581
Amount
Reclassification to liability	$ 152,165
DSUs exercised	(39,250)
Stock-based compensation expense	53,579
Changes in fair value of derivative liabilities	(113,132)
Balance at the end	$ 53,362